SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION
SEGMENT INFORMATION

2. SEGMENT INFORMATION

As a result of the presentation of the Company’s former Commerce & Loyalty and Social Media segments as discontinued operations, the Company now operates as a single operating and reportable segment.

Revenues were as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Services revenues	$ 62,196	$ 68,727	$ 68,599
Products revenues	4,832	6,254	3,537
Advertising and other revenues	23,199	28,285	28,867

Total revenues	$ 90,227	$ 103,266	$ 101,003

Geographic revenues are attributed to countries based on the principal location of the Company’s entities from which those revenues were generated. The Company’s only principal location from which revenues were generated was the United States.

Geographic information for long-lived assets, which consist of property and equipment and other assets, was as follows (in thousands):

	December 31,
	2015	2014
United States	$ 7,031	$ 9,506
India	227	228

Total long-lived assets	$ 7,258	$ 9,734